SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Trade Receivables
	December 31
	2012	2013
	In thousands
a. Trade receivables -
open accounts	$4,446	$2,683

Schedule of Other Current Assets
	December 31
	2012	2013
	In thousands
b. Other current assets:
Government of Israel	$464	$175
Prepaid expenses	404	608
Advances to suppliers	747	346
Sundry	49	211
	$1,664	$1,340

Schedule of Inventory
	December 31
	2012	2013
	In thousands
c. Inventories:
Raw materials	$1,009	$315
Finished goods	2,699	761
	$3,708	$1,076

Schedule of Accrued Expenses and Other Payables

	December 31
	2012	2013
	In thousands
Accrued expenses in respect of deferred income, see f. below	$95	$72
Employees and employee institutions	467	195
Provision for vacation pay	129	96
Provision for warranty *	1,072	581
Accrued royalties and commitments	1,412	1,672
Accrued interest	164	495
Executives**	1,021	1,178
Sundry	22	22
	$4,382	$4,311

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

Changes in the Warranty Accrual

	Year ended December 31
	2011	2012	2013
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$911	$1,217	$1,072
Payments made under the warranty	(184)	(59)	(30)
Product warranties issued for new sales	585	392	283
Changes in accrual due to expiration of warranty period	(95)	(478)	(744)
Balance at end of year	$1,217	$1,072	$581

Schedule of Deferred Income

	December 31
	2012		2013
	In thousands
Revenues to be recognized in future periods		$2,367	$2,051
Applicable PCS and other costs		(95)	(72)
	*$	2,272	$1,979

Schedule of the Changes in Deferred Income
	Year ended December 31
	2011	2012	2013
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,933	$2,256	$2,272
Recognized during the year	(1,069)	(1,157)	(1,667)
Deferred income relating to new sales	1,392	1,173	1,374
Balance at end of year	$2,256	$2,272	$1,979

Schedule of Revenues by Geographic Area

	Year ended December 31
	2011	2012	2013
	In thousands
Japan	$2,694	$3,587	$1,402
Germany	3,308	3,217	1,879
India	2,622	224	-,-
Scandinavia	3,601	1,152	978
Mexico	1,184	1,519	2,419
Other	2,176	1,494	1,498
	$15,585	$11,193	$8,176

Schedule of Revenues of Major Customers

	Year ended December 31
	2011	2012	2013
	In thousands
Customer A	$2,584	$2,835	$1,384
Customer B	$1,061	$1,498	$2,313
Customer C	$2,622	$224	-,-
Customer D	$3,601	$1,152	$978
Customer E	$2,905	$2,869	$1,418

Schedule of Cost of Revenues

Materials consumed, subcontractors
and other production expenses	$5,966	$2,154	$1,973
Inventory write off	203	849	2,286
Payroll and related expenses	1,025	487	371
Depreciation	173	135	49
Other	1,279	444	36
	$8,646	$4,069	$4,715

Schedule of Research and Development Expenses, Net

Total expenses	$13,118	$8,212	$2,351
Less - grants and participations, see Note 6a	3,209	2,689	178
	$9,909	$5,523	$2,173

Schedule of Financing Expenses, Net

Income:
Interest on bank deposits	$35	-,-	-,-
Gain and interest on marketable securities	1,826	$1,299	-,-
	$1,861	$1,299	-,-

Expenses:
Interest in respect of convertible subordinated notes	$2,477	$1,752	$1,081
Amortization of convertible subordinated
notes issuance costs and discount	894	34	-,-
Impairment and loss from the sale of marketable securities	3,013	512	-,-
Other (mainly currency transaction
losses and bank charges, net)	468	474	1,226
	6,852	2,772	2,307
	$(4,991)	$(1,473)	$2,307